SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Tables)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Schedule of disaggregation of revenue

	For the Fiscal Year Ended February 29, 2024
	SDV	LBS	Other and Eliminations	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Major Product/Service Lines
Software Development Services	10,913,762	2,428,725	86,583	13,429,070
Licensing	392,256	2,972,349	-	3,364,605
Software-related Services	76,390	645,898	768	723,056
Total	11,382,408	6,046,972	87,351	17,516,731
Timing of Revenue Recognition
Transferred over time	10,938,081	2,763,825	87,351	13,789,257
Transferred at a point in time	444,327	3,283,147	-	3,727,474
Total	11,382,408	6,046,972	87,351	17,516,731
Geographical Markets
Japan	11,097,057	5,992,720	(830)	17,088,947
International	285,351	54,252	88,181	427,784
Total	11,382,408	6,046,972	87,351	17,516,731

	For the Fiscal Year Ended February 28, 2025
	SDV	LBS	Other and Eliminations	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Major Product/Service Lines
Software Development Services	14,755,755	3,453,861	(1,031,416)	17,178,200
Licensing	464,661	2,710,267	202	3,175,130
Software-related Services	176,243	679,789	(90,058)	765,974
Total	15,396,659	6,843,917	(1,121,272)	21,119,304
Timing of Revenue Recognition
Transferred over time	14,865,657	3,972,526	(1,106,274)	17,731,909
Transferred at a point in time	531,002	2,871,391	(14,998)	3,387,395
Total	15,396,659	6,843,917	(1,121,272)	21,119,304
Geographical Markets
Japan	15,082,036	6,836,111	(1,348,229)	20,569,918
International	314,623	7,806	226,957	549,386
Total	15,396,659	6,843,917	(1,121,272)	21,119,304

	For the Fiscal Year Ended February 28, 2026
	SDV	LBS	Other and Eliminations	Total	Total
	JPY	JPY	JPY	JPY	US$
	(In thousands)
Major Product/Service Lines
Software Development Services	15,173,481	3,543,672	(1,195,599)	17,521,554	112,282
Licensing	309,193	2,919,605	-	3,228,798	20,691
Software-related Services	543,464	656,367	(54,393)	1,145,438	7,340
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313
Timing of Revenue Recognition
Transferred over time	15,576,537	5,004,325	(1,158,558)	19,422,304	124,462
Transferred at a point in time	449,601	2,115,319	(91,434)	2,473,486	15,851
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313
Geographical Markets
Japan	15,871,110	7,118,444	(1,430,756)	21,558,798	138,153
International	155,028	1,200	180,764	336,992	2,160
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313

Schedule of Receivables and contract liabilities from contracts with customers

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Receivables from contracts with customers:
Accounts receivable, net	2,538,235	1,845,518	11,826
Contract assets	2,009,556	3,349,714	21,465
Contract liabilities:
Current portion of contract liabilities	708,035	1,410,253	9,038
Contract liabilities, non-current	723,188	877,430	5,623

Schedule of contract liabilities

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Balance at beginning of year	1,052,398	1,261,174	1,431,223	9,172
Cash received in advance	1,112,136	1,448,855	2,137,401	13,697
Revenue recognized from opening balance of contract liabilities	(573,855)	(666,401)	(708,035)	(4,537)
Revenue recognized from contract liabilities arising during current year	(330,136)	(612,412)	(572,949)	(3,671)
Foreign exchange impact on ending balance	631	7	43	-
Balance at end of year	1,261,174	1,431,223	2,287,683	14,661

Schedule of Estimated revenue

	February 28, 2026	February 28, 2026
	JPY	US$
	(In thousands)
Within One Year	2,989,155	19,155
Two to Five Years	859,861	5,510
Greater than Five Years	77,785	498
	3,926,801	25,163

Schedule of expected economic useful lives

Useful Life
Buildings	15 – 47 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicle	3 – 6 years
Tools and equipment	2 – 15 years

Schedule of estimated useful life for intangible assets

Useful Life
Software	3 – 10 years
Customer relationships	4 years